Operating Leases - Summary of supplemental information related to leases and location (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Lessee Disclosure [Abstract]
Operating lease right-of-use assets	¥ 82,055
Current operating lease liabilities	44,590	$ 6,465	¥ 0
Non-current operating lease liabilities	35,931	$ 5,210	¥ 0
Total operating lease liabilities	¥ 80,521
Weighted average remaining lease term (in years)	2 years 3 months 18 days	2 years 3 months 18 days
Weighted average discount rate	4.60%	4.60%
Lease cost:
Operating fixed lease cost	¥ 16,289
Lease cost related to short-term leases not capitalized	8,869
Total lease cost	¥ 25,158